Judicial Deposits	12 Months Ended
Dec. 31, 2021
Judicial Deposits
Judicial Deposits

16.	Judicial Deposits

	12.31.2021	12.31.2020
Taxes claims (16.1)	405,739	346,659
Labor claims	106,376	72,263
.
Civil claims
Civil claims	53,438	57,006
Easements	18,407	7,156
Customers	3,867	3,479
	75,712	67,641
.
Others	3,304	183
	591,131	486,746

16.1	Tax judicial deposits

Of the balance, R$218,143 at December 31, 2021 (R$208,871 at December 31, 2020) refers to the challenge in court of the levy of social security contribution (INSS payable) on certain salary amounts. The liability is recorded under Other Tax Obligations, as mentioned in Note 13.2.